Document and Entity Information	0 Months Ended
Dec. 27, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2013
Entity Registrant Name	AMERICAN BEACON FUNDS
Entity Central Index Key	0000809593
Amendment Flag	false
Document Creation Date	Dec. 27, 2013
Document Effective Date	Dec. 27, 2013
Prospectus Date	Dec. 27, 2013
American Beacon Flexible Bond Fund (Prospectus Summary) | American Beacon Flexible Bond Fund | A Class
Risk/Return:
Trading Symbol	AFXAX
American Beacon Flexible Bond Fund (Prospectus Summary) | American Beacon Flexible Bond Fund | C Class
Risk/Return:
Trading Symbol	AFXCX
American Beacon Flexible Bond Fund (Prospectus Summary) | American Beacon Flexible Bond Fund | Y Class
Risk/Return:
Trading Symbol	AFXYX
American Beacon Flexible Bond Fund (Prospectus Summary) | American Beacon Flexible Bond Fund | Institutional Class
Risk/Return:
Trading Symbol	AFXIX
American Beacon Flexible Bond Fund (Prospectus Summary) | American Beacon Flexible Bond Fund | Investor Class
Risk/Return:
Trading Symbol	AFXPX